Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified									12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Available-for-sale securities USD ($)	Mar. 31, 2012 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities USD ($)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities JPY (¥)	Mar. 31, 2009 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Appraisals Broker Quotes Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Appraisals Broker Quotes Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals Broker Quotes Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals Broker Quotes Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals Broker Quotes Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals Broker Quotes Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Other debt securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Other debt securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Derivative assets Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Derivative assets Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Minimum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Other debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Derivative assets Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 3,029	¥ 248,948	$ 2,965	¥ 243,655	$ 3,841	¥ 315,676	¥ 401,804	¥ 447,859	$ 14	¥ 1,088	$ 22	¥ 1,824	$ 1,443	¥ 118,624	$ 250	¥ 20,528		$ 772	¥ 63,436	$ 362	¥ 29,745	$ 102	¥ 8,410	$ 64	¥ 5,293
Valuation Tecnique(s)									Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes	Discounted cash flows	Discounted cash flows	Appraisals/ Broker quotes	Appraisals/ Broker quotes		Discounted cash flows	Discounted cash flows	Appraisals/ broker quotes	Appraisals/ broker quotes	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs									Discount rate	Discount rate	-	-	Discount rate	Discount rate	-	-	Probability of default	Discount rate	Discount rate	-	-	Discount rate	Discount rate	Discount rate	Discount rate
Weighted Average Discount Rate									4.90%	4.90%			4.00%	4.00%				11.20%	11.20%			12.50%	12.50%	12.00%	12.00%	2.90%	1.00%		2.70%	12.50%	10.00%	7.50%	13.00%		44.10%	15.00%
Weighted Average Probability of default																	0.90%											0.00%						6.10%